Equity - Class B Preferred Units (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Apr. 02, 2019	Jun. 13, 2017	Mar. 31, 2018	Mar. 31, 2017
Preferred Units
Units issued, net of offering costs (Note 10)			$ 202,731	$ 287,136
Preferred units, underwriting discounts and commissions	$ 1,400
Preferred units, offering costs	$ 500
Class B Perpetual Preferred Units
Preferred Units
Preferred units dividend rate		9.00%
Preferred unit par or stated value per share		$ 25.00
Preferred units, underwriting discounts and commissions		$ 6,600
Preferred units, offering costs		$ 700
Preferred units, redemption terms		At any time on or after July 1, 2022, we may redeem our Class B Preferred Units, in whole or in part, at a redemption price of $25.00 per Class B Preferred Unit plus an amount equal to all accumulated and unpaid distributions to, but not including, the date of redemption, whether or not declared. We may also redeem the Class B Preferred Units upon a change of control as defined in our partnership agreement. If we choose not to redeem the Class B Preferred Units, the Class B preferred unitholders may have the ability to convert the Class B Preferred Units to common units at the then applicable conversion rate. Class B preferred unitholders have no voting rights except with respect to certain matters set forth in our partnership agreement.
Preferred units, dividend payment terms		Distributions on the Class B Preferred Units are payable on the 15th day of each January, April, July and October of each year to holders of record on the first day of each payment month. The initial distribution rate for the Class B Preferred Units from and including the date of original issue to, but not including, July 1, 2022 is 9.00% per year of the $25.00 liquidation preference per unit (equal to $2.25 per unit per year). On and after July 1, 2022, distributions on the Class B Preferred Units will accumulate at a percentage of the $25.00 liquidation preference equal to the applicable three-month LIBOR plus a spread of 7.213%.
Class B Perpetual Preferred Units
Preferred Units
Units issued, net of offering costs (Note 10)		$ 202,700
Class B Perpetual Preferred Units | Class B Perpetual Preferred Units
Preferred Units
Units issued (in units)		8,400,000